Earnings per Common Unit - Anti-dilutive securities (Details) - shares	5 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Anti-dilutive securities
Anti-dilutive preferred units, stock options, warrants, and profits interests	15,800,000	15,800,000
Inspirato LLC
Anti-dilutive securities
Anti-dilutive preferred units, stock options, warrants, and profits interests		1,912,100	1,927,375	1,865,947
Preferred units | Inspirato LLC
Anti-dilutive securities
Anti-dilutive preferred units, stock options, warrants, and profits interests		1,415,673	1,416,199	1,416,199
Stock options | Inspirato LLC
Anti-dilutive securities
Anti-dilutive preferred units, stock options, warrants, and profits interests		214,855	299,728	343,918
Preferred warrants | Inspirato LLC
Anti-dilutive securities
Anti-dilutive preferred units, stock options, warrants, and profits interests		13,684	13,684	13,684
Profits interests | Inspirato LLC
Anti-dilutive securities
Anti-dilutive preferred units, stock options, warrants, and profits interests		267,888	197,764	92,146